Personnel Costs	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Personnel Costs

9. Personnel costs

Personnel costs consist of the following:

	For the year ended
€ thousand	December 31, 2023	December 31, 2022	December 31, 2021
Wages and salaries	27,602	26,318	18,185
Social security contributions, pensions and other employee benefits	5,031	4,959	3,238
Share-based payments	3,972	6,133	1,942
Total	36,604	37,410	23,365

Under defined contribution pension plans, the Group paid contributions to governmental pension schemes for the year ended December 31, 2023, in the amount of €1,914 thousand (2022: €1,799 thousand, 2021: €1,301).

9.1. Equity-settled share-based payment under Stock Option Plans

The Group granted stock options to selected employees under the following stock option plans ("SOP"):

2019 Stock Option Plan ("SOP 2019")

A stock option entitles the holder to the right to purchase Group shares at the relevant exercise price. The vesting period for the exercise of the options is four years, starting on the grant date of such options. The options may be exercised within a period of three years after the expiration of the vesting period provided that the performance target has been achieved. The performance target is linked to the absolute price performance of the Group shares during the vesting period. The stock options can be exercised only if the volume-weighted six-month average price of the Company shares in Xetra trading (or a comparable successor system) at the Frankfurt Stock Exchange exceeds the exercise price by 20% or more upon the expiry of the vesting period. In 2019 under the SOP 2019, in addition to options granted to new beneficiaries, options were also granted in replacement for waiving any claims from the options granted in 2018 from the 2017 Stock Option Plan. The waive and grant of new stock options was treated as replacement according to IFRS 2 and therefore as a modification within the meaning of IFRS 2. The fair value of the original grant and the new grant were both measured at the modification date and the incremental fair value (EUR 5.93 per option) of the new grant is recorded in P&L.

2020 Stock Option Plan ("SOP 2020")

A stock option entitles the holder to the right to purchase Company shares at the relevant exercise price. The vesting period for the exercise of the options is four years, starting on the grant date of such options. The options may be exercised within a period of three years after the expiration of the vesting period provided that the performance target has been achieved. The performance target is linked to the absolute price performance of the Company shares during the vesting period. The stock options can be exercised only if the volume-weighted six-month average price of the Company shares in Xetra trading (or a comparable successor system) at the Frankfurt Stock Exchange exceeds the exercise price by 20% or more upon the expiry of the lock-up period.

2021 Stock Option Plan ("SOP 2021")

A stock option entitles the holder to the right to purchase Company shares at the relevant exercise price. The vesting period for the exercise of the options is four years, starting on the grant date of such options. The options may be exercised within a period of three years after the expiration of the vesting period provided that the performance target has been achieved. The performance target is linked to the absolute price performance of the Company shares during the vesting period. The stock options can be exercised only if the volume-weighted six-month average price of the Company shares in Xetra trading (or a comparable successor system) at the Frankfurt Stock Exchange exceeds the exercise price by 20% or more upon the expiry of the vesting period.

2022 Stock Option Plan ("SOP 2022")

A stock option entitles the holder to the right to purchase Company shares at the relevant exercise price. The vesting period for the exercise of the options is four years, starting on the grant date of such options. The options may be exercised within a period of five years after the expiration of the vesting period provided that the performance target has been achieved. The first performance target is linked to the absolute price performance of the Company shares during the vesting period. The second performance target relates to the achievement of ESG (Environment, Social, Governance) targets (Diversity target and employee engagement target, both measured on a company level). The share price performance target is weighted at 80% and the ESG performance target is weighted at 20%. The target achievement of both performance targets is between 0% and 100% which means that the number of exercisable options is adjusted based on the corresponding target achievement. Furthermore, the stock options can only be exercised to the extent that the maximum compensation of the respective beneficiary for the corresponding period is not exceeded which means that in case the maximum compensation would be exceeded, the number of exercisable options is reduced. A total of 40,000 options from the 2021 I tranche were waived by the beneficiary, which was compensated by granting of 33,000 new stock options from the 2022 I tranche. The waive and grant of new stock options was treated as replacement according to IFRS 2 and therefore as a modification within the meaning of IFRS 2. The fair value of the original grant and the new grant were both measured at the modification date and the total related expense equal to € 58.378 of the new grant is recorded in P&L.

2023 Stock Option Plan ("SOP 2023")

A stock option entitles the holder to the right to purchase Company shares at the relevant exercise price. The vesting period for the exercise of the options is four years, starting on the grant date of such options. The options may be exercised within a period of five years after the expiration of the vesting period provided that the performance target has been achieved. The first performance target is linked to the absolute price performance of the Company shares during the vesting period. The second performance target relates to the achievement of ESG (Environment, Social, Governance) targets (Diversity target and employee engagement target, both measured on a company level). The share price performance target is weighted at 80% and the ESG performance target is weighted at 20%. The target achievement of both performance targets is between 0% and 100% which means that the number of exercisable options is adjusted based on the corresponding target achievement. Furthermore, the stock options can only be exercised to the extent that the maximum compensation of the respective beneficiary for the corresponding period is not exceeded which means that in case the maximum compensation would be exceeded, the number of exercisable options is reduced.

Granting of stock options to Mr. Altan ("Tranche Altan")

During the year ended December 31, 2019, a shareholder of Mynaric AG granted Mr. Altan, the Chief Executive Officer and a member of the management board of Mynaric AG, the right to acquire 56,700 shares of the Company from such shareholder at a price of €25.00 per share. The exercise of Mr. Altan’s option right was subject to a number of conditions, including Mr. Altan’s continued employment until December 31, 2019, with Mynaric AG and the successful exercise of option rights pursuant to separate option agreement under which the granting shareholder was an optionholder. All conditions under the option agreement with Mr. Altan were fulfilled in December 2020. While the Initial Exercise Period would have expired, Apeiron and Mr. Altan agreed to extend the exercise period under the Altan Option Agreement to December 31, 2022. The option was not exercised.

All of the aforementioned SOP's are classified and measured as equity-settled share-based payments in accordance with IFRS 2. Accordingly, the fair value is determined only once on the grant date. The determined expense must then be amortized over the vesting period.

The following table provides an overview of the outstanding, granted, forfeited, exercised, and expired options. The stock options granted in replacement for waiving claims from the stock options under the 2017 Stock Option Plan were accounted for in accordance with the IFRS 2 rules applicable for replacement plans.

The following table provides the development of the stock options during the year ended December 31, 2023:

	SOP 2019	SOP 2020	SOP 2021	SOP 2022	SOP 2023
Options outstanding as of Jan. 1, 2023	222,250	14,000	60,000	108,000	0
Options granted	0	0	20,000	7,000	48,000
Options forfeited	64,400	0	0	0	0
Options exercised	0	0	0	0	0
Options expired	0	0	0	0	0
Options outstanding as of Dec. 31, 2023	157,850	14,000	80,000	115,000	48,000
Options exercisable as of Dec. 31, 2023	0	0	0	0	0

The following table provides the development of the stock options during the year ended December 31, 2022:

	SOP 2019	SOP 2020	SOP 2021	SOP 2022	Tranche Altan
Options outstanding as of Jan. 1, 2022	236,250	14,000	100,000	0	56,700
Options granted	2,500	0	0	108,000	0
Options forfeited	16,500	0	0	0	0
Options exercised	0	0	0	0	0
Options expired	0	0	40,000	0	56,700
Options outstanding as of Dec. 31, 2022	222,250	14,000	60,000	108,000	0
Options exercisable as of Dec. 31, 2022	0	0	0	0	0

A total of 40,000 options from the SOP 2021 were waived, which was compensated for by the granting of 33,000 new stock options under the SOP 2022. The waived stock options are presented as expired.

The following table provides the development of the stock options during the year ended December 31, 2021:

	SOP 2019	SOP 2020	SOP 2021	Tranche Altan
Options outstanding as of Jan. 1, 2021	234,750	14,000	0	56,700
Options granted	25,350	0	100,000	0
Options forfeited	23,850	0	0	0
Options exercised	0	0	0	0
Options expired	0	0	0	0
Options outstanding as of Dec. 31, 2021	236,250	14,000	100,000	56,700
Options exercisable as of Dec. 31, 2021	0	0	0	56,700

Measurement model and inputs

The measurement of the existing SOP's was based on the Monte Carlo Simulation model or the Binomial model, considering the terms and conditions for the stock options.

The table below provides the inputs used for the model during the year ended December 31, 2023:

	SOP 2019	SOP 2020	SOP 2021	SOP 2022	SOP 2023
Exercise price (in €)	37.31 - 71.15	61.27	20.25 - 71.15	20.25 - 32.90	21.20
Term in years	7	7	7	9	9
Remaining term in years	2.8 - 5.5	3.8	4.5 - 6.5	7.8 - 8.5	9.0
Share price as of the valuation date (in €)	27.55 - 80.20	75.46	23.50 - 80.20	19.76 - 23.50	21.20
Expected dividend yield (in %)	0.00	0.00	0.00	0.00	0.00
Expected volatility (in %)	36.39 - 48.45	36.39	36.90 - 39.81	35.31 - 37.68	53.80
Risk-free interest rate (in %)	(0.74) - 1.12	(0.65)	(0.40) - 2.47	2.02	1.97
Option value (in €)	5.72 - 26.14	26.14	9.25 - 25.17	1.97 - 7.51	8.76

The table below provides the inputs used for the model during the year ended December 31, 2022:

	SOP 2019	SOP 2020	SOP 2021	SOP 2022	Tranche Altan
Exercise price (in €)	37.31 - 71.15	61.27	71.15	32.90	25.00
Term in years	7	7	7	9	1.7
Remaining term in years	3.8 - 6.5	4.8	5.5	8.8	0.0
Share price as of the valuation date (in €)	27.55 - 80.20	75.46	80.20	19.76	43.39
Expected dividend yield (in %)	0.00	0.00	0.00	0.00	0.00
Expected volatility (in %)	36.39 - 48.45	36.39	36.90	35.31	51.31
Risk-free interest rate (in %)	(0.74) - 1.12	(0.65)	(0.40)	2.02	(0.82)
Option value (in €)	5.72 - 26.14	26.14	25.17	1.97 - 2.01	20.40

The table below provides the inputs used for the model during the year ended December 31, 2021.

	SOP 2019	SOP 2020	SOP 2021	Tranche Altan
Exercise price (in €)	41.03 - 71.15	61.27	71.15	25.00
Term in years	7	7	7	1.7
Remaining term in years	4.8 - 6.8	5.8	6.5	0.4
Share price as of the valuation date (in €)	35.20 - 80.20	75.46	80.20	43.39
Expected dividend yield (in %)	0.00	0.00	0.00	0.00
Expected volatility (in %)	36.39 - 48.45	36.39	36.90	51.31
Risk-free interest rate (in %)	(0.74) - (0.39)	(0.65)	(0.40)	(0.82)
Option value (in €)	9.43 - 26.14	26.14	25.17	20.40

The term of the options as well as the possibility of early exercise were considered in the option model. Early exercise is assumed when the share price exceeds the exercise price by a factor of 1.2. The implied rate of return of German government bonds with matching maturities was used for determining the risk-free interest rate. The expected volatility is based on an evaluation of the historical volatility for matching maturities of the Group's peer group. Since December 2023, the Group determines the expected volatility based on an evaluation of the historical volatility for matching maturities of the Company's share price. The expected volatility considered assumes that it is possible to derive future trends from historic volatility, and thus the actual volatility may deviate from the assumptions made.

The total expense for equity-settled share-based payments recognized in the year ended December 31, 2023, under the Stock Option Plans is €1,942 thousand (2022: €2,300 thousand, 2021: €513 thousand). The equity-settled share-based payment recognized cumulatively in the capital reserve amount to €7,058 thousand as of December 31, 2023 (2022: €5,116 thousand, 2021: €2,815 thousand).

9.2. Equity-settled share-based payment under Restricted Stock Unit Plans (RSUP)

Subscription rights in the form of restricted stock units (RSUs) were granted to selected employees under the following programs:

RSUP 2021

A RSU grants an entitlement to a cash settlement or shares in the Company, whereby the choice of settlement form lies solely with the Company. The value of an RSU corresponds to the value of the volume-weighted six-month average price of the Company shares on the primary stock exchange (Xetra).The vesting period of the RSUs is four years after the grant date of the subscription rights. RSUs will vest in installments over a four-year vesting period as follows:

•
25% of the RSUs vest 12 months after the grant date;
•
The remaining unvested RSUs will vest in equal amounts each quarter thereafter.

At the discretion of the Company, vested RSUs are settled either (i) by way of new shares utilizing the Authorized Capital 2021/II (refer to Note 26) or (ii) by way of a cash settlement. The vested entitlement is expected to be settled once a year within 40 trading days after publication of the annual financial statements of Mynaric AG by issuing new shares.

RSUP 2022

A RSU grants an entitlement to a cash settlement or shares in the Company, whereby the choice of settlement form lies solely with the Company. The value of an RSU corresponds to the value of the volume-weighted six-month average price of the Company shares on the primary stock exchange (Xetra).The vesting period of the RSUs is four years after the grant date of the subscription rights. RSUs will vest in installments over a four-year vesting period as follows:

•
25% of the RSUs vest 12 months after the grant date;
•
The remaining unvested RSUs will vest in equal amounts each quarter thereafter.

At the discretion of the Company, vested RSUs are settled either (i) by way of new shares utilizing the Authorized Capital 2022/II (refer to Note 26) or (ii) by way of a cash settlement. The vested entitlement is expected to be settled once a year within 40 trading days after publication of the annual financial statements of Mynaric AG by issuing new shares.

Grants under both aforementioned RSUPs have been classified and measured as equity-settled share-based payment in accordance with IFRS 2.

The following table provides the development of the RSUs during the year ended December 31, 2023:

	RSUP 2021	RSUP 2022
RSUs outstanding as of Jan. 1, 2023	181,434	0
RSUs granted	0	27,596
RSUs forfeited	50,906	2,933
RSUs exercised	0	0
RSUs expired	0	0
RSUs outstanding as of Dec. 31, 2023	130,528	24,663
RSUs exercisable as of Dec. 31, 2023	0	0

The following table provides the development of the RSUs during the year ended December 31, 2022:

RSUP 2021
RSUs outstanding as of Jan. 1, 2022	100,196
RSUs granted	118,551
RSUs forfeited	20,963
RSUs exercised	16,149
RSUs expired	0
RSUs outstanding as of Dec. 31, 2022	181,434
RSUs exercisable as of Dec. 31, 2022	0

The following table provides the development of the RSUs during the year ended December 31, 2021:

RSUP 2021
RSUs outstanding as of Jan. 1, 2021	0
RSUs granted	101,107
RSUs forfeited	911
RSUs exercised	0
RSUs expired	0
RSUs outstanding as of Dec. 31, 2021	100,196
RSUs exercisable as of Dec. 31, 2021	0

Measurement model and inputs

The valuation of the present RSU programs was performed using a binomial model considering the option terms.

The table below provides the inputs used for the model during the year ended December 31, 2023:

	RSUP 2021	RSUP 2022
Exercise price (in €)	0.00	0.00
Term in years	4.5 - 5.3	4.5 - 5.3
Remaining term in years	2.3 - 3.3	4.3
Share price as of the valuation date (in €)	19.76 - 80.60	16.20 - 23.50
Expected dividend yield (in %)	0.00	0.00
Expected volatility (in %)	38.89 - 45.59	39.88 - 45.72
Risk-free interest rate (in %)	(0.62) - 1.92	2.30 - 2.77
RSU-value (in €)	19.76 - 80.60	16.20 - 23.47

The table below provides the inputs used for the model during the year ended December 31, 2022:

RSUP 2021
Exercise price (in €)	0.00
Term in years	4.5 - 5.3
Remaining term in years	3.3 - 4.3
Share price as of the valuation date (in €)	19.76 - 80.60
Expected dividend yield (in %)	0.00
Expected volatility (in %)	38.89 - 45.59
Risk-free interest rate (in %)	(0.62) - 1.92
RSU-value (in €)	19.76 - 80.60

The table below provides the inputs used for the model during the year ended December 31, 2021:

RSUP 2021
Exercise price (in €)	0.00
Term in years	4.5 - 4.8
Remaining term in years	4.3
Share price as of the valuation date (in €)	62.90 - 80.60
Expected dividend yield (in %)	0.00
Expected volatility (in %)	39.75 - 39.83
Risk-free interest rate (in %)	(0.62) - (0.60)
RSU-value (in €)	62.90 - 80.60

The implied rate of return of German government bonds with matching maturities was used for determining the risk-free interest rate. The expected volatility is based on an evaluation of the historical volatility for matching maturities of the Group's peer group. Since December 2023, the Group determines the expected volatility based on an evaluation of the historical volatility for matching maturities of the Company's share price. The expected volatility considered assumes that it is possible to derive future trends from historic volatility, and thus the actual volatility may deviate from the assumptions made.

The total expense for equity-settled share-based payments recognized in the year ended December 31, 2023, under the RSUPs is €1,280 thousand (2022: €3,832 thousand, 2021: €1,429 thousand). The equity-settled share-based payments recognized cumulatively in the capital reserve amount to €6,541 thousand as of December 31, 2023 (2022: €5,261 thousand, 2021: €1,429 thousand).

9.3. Equity-settled share-based payment (severance compensation)

The former CEO Bulent Altan left the Board of Management as of August 7, 2023. The Group agreed on a severance compensation in the amount of €750 thousand. This compensation can be settled either by issuing shares or by a cash payment. This transaction is accounted as equity-settled share-based payment since the Group has the choice of settlement. The Company expects to settle the compensation by issuing new shares under the Authorized Capital 2023/I.